Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable	Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Accounts receivable, gross	5,327.9	4,334.1
Allowance for credit losses	(4.1)	—
Accounts receivable, net	5,323.8	4,334.1